Schedule III - Real Estate and Accumulated Depreciation and Amortization (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	$ 1,366,004,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	522,039,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,646,151,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,205,075,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	638,368,000
Cross-collateralized [Member]
Real Estate and Accumulated Depreciation [Line Items]
Debt instrument amount	25,000,000	[1]
Pleged as Collateral [Member]
Real Estate and Accumulated Depreciation [Line Items]
Debt instrument amount	34,355,000	[2]
Classified as Capital Lease [Member]
Real Estate and Accumulated Depreciation [Line Items]
Debt instrument amount	9,000,000	[3]
Little Rock, AR Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,353,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,260,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,613,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	324,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Brea, CA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	74,492,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	37,269,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	45,695,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	82,964,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	10,952,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Los Angeles, CA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	10,491,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,110,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,911,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,021,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,549,000
Los Angeles, CA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	13
Los Angeles, CA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Palo Alto, CA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	12,398,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	16,977,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	29,375,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	11,086,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Centenial, CO Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	13,975,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,851,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	15,187,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	20,038,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,497,000
Centenial, CO Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	10
Centenial, CO Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Colorado Springs, CO Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	10,503,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,748,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,554,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	15,302,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,607,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Lakewood, CO Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	7,942,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,569,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	8,653,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	10,222,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,667,000
Lakewood, CO Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Lakewood, CO Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Louisville, CO Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,657,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,605,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	13,262,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,343,000	[4]
Louisville, CO Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8
Louisville, CO Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Southington, CT Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	12,551,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,240,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	25,339,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	28,579,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	14,178,000
Southington, CT Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Southington, CT Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Wallingford, CT Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,049,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	4,773,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	5,822,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	933,000	[4]
Wallingford, CT Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8
Wallingford, CT Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Boca Raton, FL Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	20,400,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,290,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	17,160,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	21,450,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,807,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Fort Meyers, FL Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	8,713,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,820,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,198,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,018,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,069,000
Fort Meyers, FL Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	13
Fort Meyers, FL Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Lake Mary, FL Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,535,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	14,830,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	19,365,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,290,000	[4]
Lake Mary, FL Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	7
Lake Mary, FL Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Lake Mary, FL Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,438,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	15,080,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	19,518,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,244,000	[4]
Lake Mary, FL Office 2 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	7
Lake Mary, FL Office 2 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Orlando, FL Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	586,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	35,012,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	35,598,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,542,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Orlando, FL Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	11,498,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	34,014,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	45,512,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	24,239,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	3
Atlanta, GA Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	41,443,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,600,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	55,333,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	59,933,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	21,602,000
Atlanta, GA Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	13
Atlanta, GA Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Atlanta, GA Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,014,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	269,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,283,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	170,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Atlanta, GA Office 3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	870,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	187,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,057,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	137,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Chamblee, GA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	770,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	186,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	956,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	144,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Cumming, GA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,558,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,368,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,926,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	374,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Forest Park, GA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	668,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,242,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,910,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	257,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Jonesboro, GA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	778,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	146,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	924,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	121,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Stone Mountain, GA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	672,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	276,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	948,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	125,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Suwannee, GA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	11,084,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,371,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,776,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	4,147,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	75,000
Suwannee, GA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Suwannee, GA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Clive, IA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	5,412,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,761,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	7,453,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	10,214,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,395,000
Clive, IA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Clive, IA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Aurora, IL Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,063,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	5,943,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,006,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	38,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Chicago, IL Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	29,445,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,155,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	46,180,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	51,335,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	10,004,000
Chicago, IL Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	15
Chicago, IL Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Lisle, IL Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	10,033,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,236,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,698,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,934,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,257,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Columbus, IN Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	26,427,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	235,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	45,729,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	45,964,000	[1],[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,900,000	[1],[5]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[1],[5]
Fishers, IN Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	11,089,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,808,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	19,163,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	21,971,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,829,000
Fishers, IN Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	9
Fishers, IN Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Indianapolis, IN Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	12,036,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,700,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	17,211,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	18,911,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	8,592,000
Indianapolis, IN Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	2
Indianapolis, IN Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Indianapolis, IN Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	8,802,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,360,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,169,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	14,529,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,358,000
Indianapolis, IN Office 2 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Indianapolis, IN Office 2 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Overland Park, KS Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	36,325,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,769,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	41,956,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	46,725,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	7,397,000
Overland Park, KS Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Overland Park, KS Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Baton Rouge, LA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	6,045,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,252,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,244,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,496,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,096,000
Baton Rouge, LA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	6
Baton Rouge, LA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Foxboro, MA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	8,559,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,231,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	25,653,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	27,884,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	9,152,000
Foxboro, MA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	16
Foxboro, MA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Southfield, MI Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,124,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,124,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,637,000	[4]
Southfield, MI Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	7	[4]
Southfield, MI Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Bridgeton, MO Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,853,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	4,469,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	6,322,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	628,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Kansas City, MO Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	17,307,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,433,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	20,154,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	22,587,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,539,000
Kansas City, MO Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Kansas City, MO Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Cary, NC Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	12,581,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,342,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	14,866,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	20,208,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,857,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Bridgewater, NJ Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	14,675,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,738,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	27,331,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	32,069,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,622,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Rockaway, NJ Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	14,900,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,646,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	20,428,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	25,074,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,240,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Whippany, NJ Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	15,349,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,063,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	19,711,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	23,774,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,155,000
Whippany, NJ Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	20
Whippany, NJ Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Wall, NJ Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	25,343,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	8,985,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	26,961,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	35,946,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	8,365,000
Wall, NJ Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	22
Wall, NJ Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Rochester, NY Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	18,063,000	[1]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	645,000	[1]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	25,942,000	[1]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	26,587,000	[1]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,512,000	[1]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[1]
Milford, OH Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,124,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	16,042,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	19,166,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,845,000	[4]
Milford, OH Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	6
Milford, OH Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Westerville, OH Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,085,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,265,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,350,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,534,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Canonsburg, PA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	9,084,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,055,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,910,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,965,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,513,000
Canonsburg, PA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8
Canonsburg, PA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Harrisburg, PA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	8,388,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	900,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,556,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,456,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,965,000
Harrisburg, PA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	9
Harrisburg, PA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Philadelphia, PA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	45,731,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	13,209,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	52,105,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	65,314,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	19,457,000
Philadelphia, PA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	4
Philadelphia, PA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Charleston, SC Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	7,350,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,189,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	8,724,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,913,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,947,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Florence, SC Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,235,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,941,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,176,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,216,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Fort Mill, SC Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	10,113,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,601,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	14,494,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	18,095,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,294,000
Fort Mill, SC Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5
Fort Mill, SC Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Fort Mill, SC Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	19,075,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,798,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	25,192,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	26,990,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	9,822,000
Fort Mill, SC Office 2 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	15
Fort Mill, SC Office 2 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Rock Hill, SC Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	551,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	4,313,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	4,864,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	72,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Knoxville, TN Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	7,151,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,079,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,762,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,841,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,883,000
Knoxville, TN Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	14
Knoxville, TN Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Memphis, TN Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	3,798,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	464,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	4,467,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	4,931,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	944,000
Memphis, TN Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	20
Memphis, TN Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Memphis, TN Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	47,320,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,291,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	97,032,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	102,323,000	[1],[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	12,635,000	[1],[5]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[1],[5]
Allen, TX Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,591,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	21,605,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	27,196,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	826,000	[4]
Allen, TX Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	7
Allen, TX Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	25
Carrollton, TX Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	19,639,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,427,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	22,050,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	25,477,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,494,000
Carrollton, TX Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8
Carrollton, TX Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Farmers Branch, TX Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	18,481,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,984,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	27,308,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	31,292,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,610,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Houston, TX Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	41,545,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	16,613,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	52,682,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	69,295,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	10,207,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Houston, TX Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	16,165,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,750,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	21,160,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	24,910,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	8,439,000
Houston, TX Office 2 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	13
Houston, TX Office 2 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Houston, TX Office 3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	12,131,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,500,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	14,581,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,081,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,317,000
Houston, TX Office 3 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	14
Houston, TX Office 3 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Houston, TX Office 4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	15,525,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	800,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	26,879,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	27,679,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	10,925,000
Houston, TX Office 4 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	11
Houston, TX Office 4 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
San Antonio, TX Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	11,971,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,800,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	15,585,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	18,385,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	6,857,000
San Antonio, TX Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	11
San Antonio, TX Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Sugar Land, TX Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	10,839,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,834,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	16,536,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	18,370,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,204,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Westlake, TX Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	17,928,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,361,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	22,503,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	24,864,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,511,000
Westlake, TX Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5
Westlake, TX Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Hampton, VA Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,333,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,454,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,787,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,790,000	[4]
Hampton, VA Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	2.5	[4]
Hampton, VA Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Hampton, VA Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,353,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	6,006,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	7,359,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,702,000
Hampton, VA Office 2 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	10
Hampton, VA Office 2 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Herndon, VA Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,127,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	24,504,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	29,631,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	6,430,000	[4]
Herndon, VA Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	9
Herndon, VA Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Herndon, VA Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	11,138,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	9,409,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,853,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	22,262,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,039,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Midlothian, VA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	9,725,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,100,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	11,919,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	13,019,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,268,000
Midlothian, VA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	15
Midlothian, VA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Issaquah, WA Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	31,369,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,126,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,647,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	18,773,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,183,000	[5]
Issaquah, WA Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8
Issaquah, WA Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Issaquah, WA Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	6,268,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	16,058,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	22,326,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,660,000	[5]
Issaquah, WA Office 2 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8
Issaquah, WA Office 2 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Moody, AL Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	6,677,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	654,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,943,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	10,597,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,114,000
Moody, AL Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	15
Moody, AL Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Orlando, FL Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,030,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,869,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,899,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,532,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Tampa, FL Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,160,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	7,281,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,441,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,041,000	[4]
Tampa, FL Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	9
Tampa, FL Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
McDonough, GA Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	23,000,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,463,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	24,291,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	26,754,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,208,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Dubuque, IA Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	9,918,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,052,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	8,443,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	10,495,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,855,000
Dubuque, IA Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	11
Dubuque, IA Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Rockford, IL Industrial 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	371,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,573,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,944,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	378,000	[5]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[5]
Rockford, IL Industrial 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	6,630,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	509,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	5,289,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	5,798,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	725,000	[5]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[5]
Owensboro, KY Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	819,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,439,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,258,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	550,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
North Berwick, ME Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	9,877,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,383,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	32,397,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	33,780,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,220,000
North Berwick, ME Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	10
North Berwick, ME Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Marshall, MI Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	40,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	900,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	940,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	607,000	[4]
Marshall, MI Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12	[4]
Marshall, MI Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Plymouth, MI Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	10,407,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,296,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,398,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	15,694,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,197,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Temperance, MI Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	9,641,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,040,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	14,738,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	17,778,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,472,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Olive Branch, MS Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	198,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,276,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	10,474,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,424,000	[4]
Olive Branch, MS Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8	[4]
Olive Branch, MS Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Henderson, NC Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,488,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	5,953,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	7,441,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,507,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
High Point, NC Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,330,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	11,183,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,513,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,704,000	[4]
High Point, NC Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	18	[4]
High Point, NC Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Lumberton, NC Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	405,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,049,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,454,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,938,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Statesville, NC Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	13,547,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	891,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	16,696,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	17,587,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,891,000	[5]
Statesville, NC Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	3	[5]
Statesville, NC Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[5]
Cincinnati, OH, Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,009,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	7,007,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	8,016,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,062,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Columbus, OH Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,990,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,580,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,570,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,739,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Hebron, OH Industrial 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,063,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	4,271,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	5,334,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,072,000
Hebron, OH Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,681,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	7,010,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	8,691,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,733,000	[4]
Hebron, OH Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5	[4]
Hebron, OH Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Streetsboro, OH Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	18,733,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,441,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	25,092,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	27,533,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,093,000
Streetsboro, OH Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Streetsboro, OH Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Duncan, SC Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	884,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	8,626,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,510,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,028,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Laurens, SC Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	14,382,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,552,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	20,886,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	26,438,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,573,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Collierville, TN Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	714,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,483,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,197,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	626,000	[4]
Collierville, TN Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	20	[4]
Collierville, TN Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Crossville, TN Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	545,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	6,999,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	7,544,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,100,000	[4]
Crossville, TN Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	17	[4]
Crossville, TN Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Memphis, TN Industrial 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,054,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	11,539,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,593,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	11,317,000	[4]
Memphis, TN Industrial 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8	[4]
Memphis, TN Industrial 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	15	[4]
Memphis, TN Industrial 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,553,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,326,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	13,879,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,896,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Millington, TN Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	16,301,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	723,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	19,118,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	19,841,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	6,468,000
Millington, TN Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	16
Millington, TN Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
San Antonio, TX Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	26,499,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,482,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	38,535,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	41,017,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	13,840,000
San Antonio, TX Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	17
San Antonio, TX Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Waxahachie, TX Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	652,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,045,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	13,697,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	7,378,000	[4]
Waxahachie, TX Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	10	[4]
Waxahachie, TX Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Winchester, VA Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,823,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,226,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,049,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,137,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Sun City, AZ Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,207,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,377,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,584,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	230,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Manteca, CA Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	875,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,082,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	6,464,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	8,546,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	956,000
Manteca, CA Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	23
Manteca, CA Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
San Diego, CA Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	557,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,310,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	13,310,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,609,000
San Diego, CA Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	23
San Diego, CA Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Port Richey, FL Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,376,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,664,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,040,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	380,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Honolulu, HI Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	11,147,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,147,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	11,147,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5	[4]
Galesburg, IL Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	491,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	560,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,366,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,926,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	418,000
Galesburg, IL Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Galesburg, IL Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Lawrence, IN Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	404,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,737,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,141,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	226,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Minden, LA Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	224,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,907,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,131,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	41,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Billings, MT Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	273,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,775,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,048,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	37,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Jefferson, NC Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	71,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	884,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	955,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	128,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Lexington, NC Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	832,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,429,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,261,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	180,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Thomasville, NC Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	208,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	561,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	769,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	8,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Carlsbad, NM Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	918,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	775,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,693,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	225,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Portchester, NY Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	7,086,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,313,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,399,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,341,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Watertown, NY Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	822,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	386,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	5,162,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	5,548,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	816,000
Watertown, NY Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	23
Watertown, NY Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Canton, OH Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	884,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	3,534,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	4,418,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	894,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Franklin, OH Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	722,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	999,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,721,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	14,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Lorain, OH Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	1,238,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,893,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	7,024,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	8,917,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,041,000
Lorain, OH Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	23
Lorain, OH Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Lawton, OK Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	663,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,288,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,951,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	246,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Tulsa, OK Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	447,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,432,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,879,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,991,000	[4]
Tulsa, OK Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	14	[4]
Tulsa, OK Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	24	[4]
Clackamas, OR Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	523,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,848,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,371,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,331,000	[4]
Clackamas, OR Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	14	[4]
Clackamas, OR Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	24	[4]
Moncks Corner, SC Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	13,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,510,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,523,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	203,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Spartanburg, SC Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	833,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	3,334,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	4,167,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	844,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Chattanooga, TN Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	487,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	956,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,443,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	13,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Paris, TN Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	247,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	547,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	794,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	101,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Corpus Christi, TX Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	823,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	715,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,538,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	120,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Dallas, TX Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	861,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,362,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,223,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	56,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Fort Worth, TX Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	756,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,412,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,168,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	55,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Garland, TX Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	451,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,299,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,750,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	9,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Greenville, TX Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	562,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,743,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,305,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	419,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Victoria, TX Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	300,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,149,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,449,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	306,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Staunton, VA Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,028,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	326,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,354,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	67,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Lynnwood, WA Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	488,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,658,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,146,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,176,000	[4]
Lynnwood, WA Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	14	[4]
Lynnwood, WA Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	24	[4]
Port Orchard, WA Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	147,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	94,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	241,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	13,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Fairlea, WV Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	578,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	501,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,985,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,486,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	272,000
Fairlea, WV Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Fairlea, WV Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Phoenix, AZ LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	17,231,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,666,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	19,966,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	24,632,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	6,500,000
Phoenix, AZ LTL-Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	6
Phoenix, AZ LTL-Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Tempe, AZ LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	7,807,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,442,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,442,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,735,000
Tempe, AZ LTL-Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	30
Tempe, AZ LTL-Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Lake Forest, CA LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,442,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,769,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	17,211,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,371,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Lenexa, KS LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	6,909,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	29,032,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	35,941,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,869,000	[4]
Lenexa, KS LTL-Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	15	[4]
Lenexa, KS LTL-Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Boston, MA LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	13,173,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,814,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	14,728,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	18,542,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,764,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Omaha, NE LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	8,266,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,566,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	8,324,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	10,890,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,551,000
Omaha, NE LTL-Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	30
Omaha, NE LTL-Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Las Vegas, NV LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	32,152,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	12,099,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	53,164,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	65,263,000	[1],[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	6,794,000	[1],[5]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[1],[5]
Columbus, OH LTL-Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	433,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,773,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,206,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	35,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Columbus, OH LTL-Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,594,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,480,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,074,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	262,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Carrollton, TX, LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	12,927,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,789,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	18,157,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	19,946,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,511,000
Carrollton, TX, LTL-Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	19
Carrollton, TX, LTL-Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Irving, TX LTL-Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	37,340,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	7,476,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	42,780,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	50,256,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	10,066,000
Irving, TX LTL-Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	6
Irving, TX LTL-Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Irving, TX LTL-Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,889,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	29,695,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	34,584,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	6,403,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Dry Ridge, KY LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	5,226,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	560,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,553,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	13,113,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,835,000	[5]
Dry Ridge, KY LTL-Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	25	[5]
Dry Ridge, KY LTL-Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[5]
Elizabethtown, KY LTL-Industrial 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	14,466,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	890,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	26,868,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	27,758,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	6,069,000	[5]
Elizabethtown, KY LTL-Industrial 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	25	[5]
Elizabethtown, KY LTL-Industrial 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[5]
Elizabethtown, KY LTL-Industrial 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	2,732,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	352,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	4,862,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	5,214,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,098,000	[5]
Elizabethtown, KY LTL-Industrial 2 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	25	[5]
Elizabethtown, KY LTL-Industrial 2 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[5]
Hopkinsville, KY LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	8,484,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	631,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	16,154,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,785,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,794,000
Hopkinsville, KY LTL-Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	25
Hopkinsville, KY LTL-Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Owensboro, KY LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	4,605,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	393,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	11,956,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,349,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,998,000	[5]
Owensboro, KY LTL-Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	25	[5]
Owensboro, KY LTL-Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[5]
Shreveport, LA LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	19,000,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	860,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	21,840,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	22,700,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,616,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Byhalia, MS LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	15,000,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,006,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	21,482,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	22,488,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	358,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Shelby, NC LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,421,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	18,860,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	20,281,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	353,000	[4]
Shelby, NC LTL-Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	11
Shelby, NC LTL-Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Durham, NH LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,464,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	18,094,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	21,558,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,076,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Chillicothe, OH LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	736,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,021,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,757,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	111,000
Chillicothe, OH LTL-Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	6
Chillicothe, OH LTL-Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	26
Glenwillow, OH LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	16,340,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,228,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	24,530,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	26,758,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,338,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Bristol, PA LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,508,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	15,815,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	18,323,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,793,000	[4]
Bristol, PA LTL-Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	10
Bristol, PA LTL-Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Edmonds, WA LTL-Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	3,947,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,947,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	550,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Phoenix, AZ Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,831,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	14,892,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,723,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	388,000	[4]
Phoenix, AZ Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5	[4]
Phoenix, AZ Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Long Beach, CA Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	15,016,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	48,001,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	63,017,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	881,000
Long Beach, CA Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	4
Long Beach, CA Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Clinton, CT Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	0
Real Estate and Accumulated Depreciation, Accumulated Depreciation	0
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Orlando, FL Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	9,975,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,538,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,019,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,557,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,881,000
Orlando, FL Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Orlando, FL Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Palm Beach Gardens, FL Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,578,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	18,258,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	21,836,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,152,000	[4]
Palm Beach Gardens, FL Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	11	[4]
Palm Beach Gardens, FL Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Honolulu, HI Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	21,094,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,324,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	34,418,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,647,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Hebron, KY Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,615,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	8,125,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,740,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,213,000	[4]
Hebron, KY Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	6	[4]
Hebron, KY Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Baltimore, MD Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	37,565,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	150,545,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	188,110,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	30,348,000
Baltimore, MD Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5
Baltimore, MD Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Farmington Hills, MI Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	17,994,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,765,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,196,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,961,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	442,000
Farmington Hills, MI Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	2
Farmington Hills, MI Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Tulsa, OK Mult-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	7,119,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,642,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	3,261,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	4,903,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	0
Tulsa, OK Mult-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	11
Tulsa, OK Mult-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Wilsonville, OR Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	751,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	4,808,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	5,559,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	400,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5
Antioch, TN Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,847,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,801,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	13,648,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	192,000
Antioch, TN Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5
Antioch, TN Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Johnson City, TN Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,214,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	7,978,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,192,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,059,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Glen Allen, VA Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	19,188,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,362,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	29,555,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	31,917,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	8,083,000
Glen Allen, VA Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5
Glen Allen, VA Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Construction in Progress [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	4,056,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	0
Investment in Real Estate Under Construction [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	32,829,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	0
Subtotal [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	1,297,649,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	522,039,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,646,151,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,205,075,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	$ 638,368,000

[1]	Properties are cross-collateralized for a $25,000 secured term loan at 12/31/11.
[2]	Certain equity interests are pledged as collateral.
[3]	Property is classified as a capital lease.
[4]	Properties are collateral for the Company's new secured revolving credit facility and secured term loan.
[5]	Properties are cross-collaterized properties.